Related Party Transactions - Summary of Amount Due From/To Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 410,652		¥ 289,156	¥ 265,227
Amount due to related parties	73,976	$ 11,608	114,669	107,864
JD Group
Related Party Transaction [Line Items]
Amount due from related parties	320,955		165,626	115,395
JD Group | Prepaid Subscription
Related Party Transaction [Line Items]
Amount due to related parties			35,000
JD Group | Other Payables
Related Party Transaction [Line Items]
Amount due to related parties	64,975		44,688	74,218
Jinsong | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	5,670		45,661	45,407
Jinsong | Loans
Related Party Transaction [Line Items]
Amount due to related parties	8,611			223
Yueqing | Loans
Related Party Transaction [Line Items]
Amount due from related parties			9,500	9,500
Xichen Group
Related Party Transaction [Line Items]
Amount due from related parties			3,500	7,000
Ruifeng | Loans
Related Party Transaction [Line Items]
Amount due from related parties				4,000
Meda | Loans
Related Party Transaction [Line Items]
Amount due from related parties				600
Yuekun
Related Party Transaction [Line Items]
Amount due to related parties	5		118
Yuekun | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	2,076		26,668	16,177
Yuekun | Loans
Related Party Transaction [Line Items]
Amount due from related parties			24,115	61,538
AiFenLei | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	22,315
Aileyou
Related Party Transaction [Line Items]
Amount due to related parties			1,384
Aileyou | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	40,317		12,217	3,230
Aileyou | Loans
Related Party Transaction [Line Items]
Amount due from related parties	1,869		1,869	2,380
Gulin
Related Party Transaction [Line Items]
Amount due to related parties	385
Gulin | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	¥ 17,450
5Y Capital | Convertible Loan
Related Party Transaction [Line Items]
Amount due to related parties			33,423	¥ 33,423
Yueyie
Related Party Transaction [Line Items]
Amount due to related parties			¥ 56